Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 17, 2016
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Central Index Key	dei_EntityCentralIndexKey	0001354917
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2016
Prospectus Date	rr_ProspectusDate	Aug. 17, 2016